SUPPLEMENT DATED SEPTEMBER 17, 2020

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Municipal Bond Fund (the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2020 and should be read in conjunction with such Summary Prospectus.

Addition of Nicholas Venditti and Brandon Pae of Wells Capital Management Inc. (“WellsCap”) as Portfolio Managers to the Fund

1.

To reflect the addition of Mr. Venditti and Mr. Pae as portfolio managers to the Fund, the WellsCap section of the table following the “Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is hereby removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Wells Capital Management, Inc.
Robert J. Miller	Senior Portfolio Manager	Since Inception (November 2018)
Bruce R. Johns	Portfolio Manager	June 2019
Terry J. Goode	Senior Portfolio Manager	June 2019
Nicholas Venditti	Senior Portfolio Manager	September 2020
Brandon Pae	Portfolio Manager	September 2020

Please retain this supplement for future reference.